Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital stock units authorized	4,987,845		4,987,845
Capital stock units issued	3,722,355		3,722,355
Capital stock units outstanding	3,722,355		3,722,355
Preference shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Common Stock, shares authorized	831,000,000
RICE ACQUISITION CORP. II
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized		1,000,000	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Common Stock
Common Stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common Stock, shares authorized	520,000,000		520,000,000
Common Stock, shares issued	67,352,271		67,352,271
Common Stock, shares outstanding	67,352,271		67,352,271
Class A Common Stock | RICE ACQUISITION CORP. II
Common Stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized		300,000,000	300,000,000	300,000,000
Common Stock, shares issued		2,500	2,500	2,500
Common Stock, shares outstanding		2,500	2,500	2,500
Ordinary shares subject to possible redemption, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares issued		34,500,000	34,500,000	34,500,000
Ordinary shares subject to possible redemption, redemption value per share (in Dollars per share)		$ 10.25	$ 10.14	$ 10
Ordinary shares subject to possible redemption, shares outstanding		34,500,000	34,500,000	34,500,000
Class B Common Stock
Common Stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common Stock, shares authorized	310,000,000		310,000,000
Common Stock, shares issued	142,711,590		142,711,590
Common Stock, shares outstanding	142,711,590		142,711,590
Class B Common Stock | RICE ACQUISITION CORP. II
Common Stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized		30,000,000	30,000,000	30,000,000
Common Stock, shares issued		8,625,000	8,625,000	8,625,000
Common Stock, shares outstanding		8,625,000	8,625,000	8,625,000